CASTLE
CONVERTIBLE     Meeting the challenge
       FUND,    of investing
        INC.


                              Quarterly Report
                                July 31, 1997


Dear Shareholder:

      With the release of economic data detailing the slowdown in consumer spending during the second quarter, investors became increasingly confident that the economy was not overheating. Of equal importance, inflation showed no signs of accelerating. In fact, the year-over-year rate of inflation in the Consumer Price Index (CPI) actually decelerated from 3.3% in December to 2.2% in July. The Product Price Index (PPI), which measures changes in wholesale prices, displayed even more positive trends, falling in each of the first seven months of the year. The financial markets which had feared that the Federal Reserve would have to raise interest rates to prevent a pickup in inflation, began to gain confidence that monetary policy would instead remain steady. The Federal balanced budget agreement and better-than-expected current year Federal budget deficit projections were also welcome news for the markets. When the fixed-income market began to rally in mid-April, 30-year Treasury bonds were yielding 7.17%. By the end of July, the yield on 30-year bonds had fallen 87 basis points to yield 6.30%. Good second quarter earnings reports reinforced the optimism in the stock market. The market, as measured by the S&P 500, climbed an astonishing 29% from the lows reached on April 11 to 954 by July 31.

      Because of its income orientation, Castle cannot be expected to keep pace with explosive moves in the stock market. However, its exposure to the rally in the stock market did boost returns during the third fiscal quarter. For the three months ended July 31, Castle produced a total return of 9.82%, based on net asset value, well ahead of the 5.27% total return generated by the fixed-income market, as measured by the Lehman Government/Corporate Bond Index. We are pleased to report that your Fund added to those gains in August, despite a slight rise in interest rates and renewed volatility in the stock market.

      The economic environment, in our view, should remain favorable in the months ahead. We continue to project the economy will generate a moderate
2.0 to 2.5% rate of growth in the months ahead. Renewed strength in consumer spending will be partially offset by slower inventory building and weaker export demand. Inflation, in our opinion, should hold steady. We believe that because of the prospect for moderate economic growth and limited inflation, the Federal Reserve will not raise interest rates in the near future. The positive outlook for the financial markets should permit Castle to continue to produce further gains for its shareholders.

                                       Respectfully submitted,




                                       David D. Alger
                                       President
                                       September 19, 1997

CASTLE CONVERTIBLE FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 1997


 Principal    Corporate Convertible
   Amount      Bonds--53.3%                                   Value
----------------------------------------------------------------------
              AEROSPACE--4.5%
$  500,000    Atlantic Coast Airlines, Inc., Cv.
               Sub. Notes, 7.00%, 7/1/04(a)                $   590,000
   400,000    Diagnostic/Retrieval Systems,
               Inc., Sr.  Sub. Cv. Notes, 9.00%,
               10/1/03(a)                                      544,500
 2,000,000    Rohr Industries Inc., Cv. Sub.
               Deb., 7.00%, 10/1/12                          1,870,000
                                                           -----------
                                                             3,004,500
                                                           -----------
              APPAREL--.6%
   500,000    Converse Inc., Cv. Sub. Notes,
               7.00%, 6/1/04                                   430,000
                                                           -----------
              BUILDING & CONSTRUCTION--1.7%
 1,000,000    Masco Corp., Cv. Sub. Deb.,
               5.25%, 2/15/12                                1,120,000
                                                           -----------
              COMPUTER RELATED & BUSINESS
               EQUIPMENT--3.0%
 1,000,000    Bay Networks Inc., Cv. Sub. Deb.,
               5.25%, 5/15/03                                  992,500
 1,000,000    Quantum Corp., Cv. Sub. Notes,
               7.00%, 8/1/04                                 1,023,750
                                                           -----------
                                                             2,016,250
                                                           -----------
              ENERGY--6.1%
 1,850,000    Consolidated Natural Gas, Cv. Sub.
               Deb., 7.25%, 12/15/15                         2,058,125
 2,000,000    Enserch, (Eurodollar), Cv. Sub.
               Deb., 6.375%, 4/1/02                          2,040,000
                                                           -----------
                                                             4,098,125
                                                           -----------
              FINANCIAL SERVICES--.5%
   250,000    Penn Treaty American Corp., Cv.
               Sub. Notes, 6.25%, 12/1/03(a)                   332,188
                                                           -----------
              HEALTHCARE--13.5%
 3,016,000    Beverly Enterprises, Cv. Sub. Deb.,
               7.625%, 3/15/03                               3,076,320
 1,450,000    Centocor, Inc., (Eurodollar), Cv.
               Sub. Deb., 6.75%, 10/16/01                    1,428,250
 1,000,000    Ciba Geigy Corp., Exch. Sub.
               Deb., 6.25%, 3/15/16(a)                       1,053,750
 1,000,000    Medical Care International , Cv.
               Sub. Deb., 6.75%, 10/1/06                       975,000
 1,000,000    Medical Care International,
               (Eurodollar), Cv. Sub. Deb.,
               6.75%, 10/1/06                                  975,000
   500,000    NeXstar Pharmaceuticals, Inc., Cv.
               Sub. Deb., 6.25%, 8/1/04(a)                     507,500
   300,000    Sepracor Inc., Cv. Sub. Deb.,
               7.00%, 12/1/02(a)                               427,500
   500,000    Sunrise Assisted Living Inc., Cv.
               Sub. Notes, 5.50%, 6/15/02(a)                   586,875
                                                           -----------
                                                             9,030,195
                                                           -----------
              LEISURE & ENTERTAINMENT--1.3%
   900,000    Outboard Marine Corp., Cv. Sub.
               Deb., 7.00%, 7/1/02                             895,500
                                                           -----------
              MANUFACTURING--2.0%
 1,250,000    Quanex Corp., Cv. Sub. Deb.,
               6.88%, 6/30/07                                1,343,750
                                                           -----------
              METALS--2.7%
$1,750,000    Inco Limited, Cv. Sub. Deb.,
               7.75%, 3/15/16                                1,837,500
                                                           -----------
              REAL ESTATE--1.8%
 1,000,000    Developers Diversified Realty
               Corp., Cv. Sub. Deb., 7.00%,
               8/15/99                                       1,187,500
                                                           -----------
              RESTAURANTS & LODGING--2.4%
 1,500,000    Signature Resorts Inc.,  Cv. Sub.
               Notes, 5.75%, 1/15/07                         1,593,750
                                                           -----------
              RETAILING--8.2%
 1,500,000    Costco Wholesale, Cv. Sub. Deb.,
               5.75%, 5/15/02                                1,605,000
 1,000,000    Men's Wearhouse Inc., Cv. Sub.
               Notes, 5.25%, 3/1/03                          1,210,000
 1,500,000    Michaels Stores Inc., Cv. Sub.
               Deb., 6.75%, 1/15/03                          1,395,000
 1,450,000    Saks Holdings Inc., Cv. Sub.
               Notes, 5.50%, 9/15/06                         1,301,375
                                                           -----------
                                                             5,511,375
                                                           -----------
              SEMICONDUCTORS--5.0%
   850,000    Micron Technology, Inc., Cv. Sub.
               Notes, 7.00%, 7/1/04                            912,688
   750,000    National Semiconductor, Cv. Sub.
               Notes, 6.50%, 10/1/02(a)                        794,063
   500,000    Photronics Inc., Cv. Sub. Notes,
               6.00%, 6/1/04                                   606,250
 1,000,000    VLSI Technology Inc., Cv. Sub.
               Notes, 8.25%, 10/1/05                         1,021,250
                                                           -----------
                                                             3,334,251
                                                           -----------
              Total Corporate Convertible Bonds
               (Cost $32,725,642)                           35,734,884
                                                           -----------


              Convertible Preferred
  Shares       Stocks--15.5%
----------
              BUILDING & CONSTRUCTION--1.1%
    10,000    Southdown Corp., Cv. $2.875
               Pfd., Series D                                  771,250
                                                           -----------
              CONSUMER STAPLES--6.3%
    15,000    Chiquita Brands International Inc.,
               $2.875 Cv. Pfd. A                               727,500
    60,000    James River Corp., Dep. Shrs.,
               $3.50 Exch. Pfd., Series L                    3,465,000
                                                           -----------
                                                             4,192,500
                                                           -----------
              ENERGY--.9%
    10,000    Hvide Capital Trust, $3.25 Cv.
               Pfd.(a)                                         607,500
                                                           -----------
              LEISURE & ENTERTAINMENT--1.7%
    17,000    Royal Caribbean Cruises Limited,
               $3.625 Cv. Pfd. A                             1,156,000
                                                           -----------
              RAW MATERIAL PROCESSING--3.7%
    20,000    Bethlehem Steel Corporation, $5.00
               Cum. Pfd.                                     1,081,250
     5,000    Howell Corp., $3.50 Cv. Pfd                      291,250
    10,000    TIMET Capital Trust I, $3.3125
               Cv. Pfd.(a)                                     546,250
    10,000    TIMET Capital Trust I, $3.3125
               Cv. Pfd.                                        546,250
                                                           -----------
                                                             2,465,000
                                                           -----------
              REAL ESTATE--1.8%
    40,000    Security Capital Industrial Trust,
               7.00%, Cv. Pfd. B                             1,180,000
                                                           -----------
              Total Convertible Preferred Stocks
               (Cost $8,375,324)                            10,372,250
                                                           -----------
              Mandatory Convertible
               Securities--6.6%
              COMMUNICATIONS--1.4%
    30,000    AirTouch Communications, 6.00%
               Cv. Pfd., Class B, 8/16/99(c)                   952,500
                                                           -----------
              ENERGY--1.3%
    30,100    MCN Corp., 8.75%, Pfd.,
               4/30/99(c)                                      872,900
                                                           -----------
              FINANCIAL SERVICES--2.3%
    45,000    The Money Store Inc., $1.72
               Cv. Pfd., 12/1/99(c)                          1,507,500
                                                           -----------
              FOODS & BEVERAGES--1.6%
    17,000    Ralston Purina Co., 7.00%
               Exchangeable Notes(b)                         1,058,250
                                                           -----------
              Total Mandatory Convertible
               Securities (Cost $3,925,283)                  4,391,150
                                                           -----------
              UTILITIES
    45,000    American Electric Power Co., Inc.              2,013,750
    38,000    OGE Energy Corp.                               1,738,500
    50,000    Public Service Colorado                        2,081,250
    43,000    Puget Sound Energy Inc.                        1,147,563
                                                           -----------
              Total Common Stocks
               (Cost $4,733,197)                             6,981,063
                                                           -----------

 Principal    Short-Term Corporate
   Amount      Notes--15.5%
----------
$2,400,000    Cooperative Association of
               Tractor Dealers Inc., 5.60%,
               8/11/97                                       2,395,147
 2,201,000    GTE Corp., 5.53%, 8/12/97                      2,196,238
   789,000    Merrill Lynch & Co. Inc., 5.52%,
               8/4/97                                          787,306
 2,600,000    Merrill Lynch & Co. Inc., 5.57%,
               8/11/97                                       2,594,770
 1,300,000    OGE Energy Corp., 5.56%,
               8/1/97                                        1,299,598
 1,106,000    Sanwa Business Credit, 5.70%,
               8/6/97                                        1,104,774
                                                           -----------
              Total Short-Term Corporate Notes
               (Cost $10,377,833)                           10,377,833
                                                           -----------
Total Investments
 (Cost $60,137,279)                         101.3 %         67,857,180

Liabilities in Excess of Other Assets        (1.3)            (886,090)
                                            --------------------------
Total Net Assets                            100.0 %        $66,971,090
                                            ==========================
Net Asset Value Per Share                                       $29.95
                                                           ===========

--------------------
<Fa>  Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.
<Fb>  Exchangeable into common stock of Interstate Bakeries Corporation.
<Fc>  These securities are required to be converted on the date listed; they generally may be converted prior to this date at the option of the holder.


CASTLE CONVERTIBLE FUND, INC.
SUMMARY OF OPERATIONS
For the nine months ended July 31, 1997 (Unaudited)


INVESTMENT INCOME:
  Income:
    Interest                                                             $2,007,329
    Dividends                                                             1,014,036
                                                                         ----------
      Total Income                                                        3,021,365
      Total Expenses                                                        480,696
                                                                         ----------
NET INVESTMENT INCOME                                                     2,540,669
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain on investments                         $4,626,613
  Net decrease in unrealized appreciation on investments     (186,849)
                                                           ----------
    Net realized and unrealized gain on investments                       4,439,764
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $6,980,433
                                                                         ==========


     CASTLE
CONVERTIBLE       Meeting the challenge
       FUND,      of investing
        INC.


Board of Directors
Fred M. Alger, Chairman
David D. Alger
Lester L. Colbert, Jr.
Arthur M. Dubow
Stephen E. O'Neil
Nathan E. Saint-Amand
John T. Sargent

--------------------------------------------

Investment Adviser
Fred Alger Management, Inc.
75 Maiden Lane
New York, N.Y. 10038

--------------------------------------------

Transfer Agent and Dividend Disbursing Agent
Alger Shareholder Services, Inc.
30 Montgomery Street, Box 2001
Jersey City, N.J. 07302-9811

--------------------------------------------
This report was prepared for distribution to shareholders and to others who may be interested in current information concerning the Fund. It was not prepared for use, nor is it circulated in connection with any offer to sell, or solicitation of any offer to buy, any securities.